COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Company was committed to incur capital expenditures of $16.1 and $22.1 million at December 31, 2020, and December 31, 2019, respectively. Commitments outstanding as of December 31, 2020, are expected to be settled during 2020 and 2021.

Capital lease commitments

The Company leases certain hydraulic fracturing equipment under capital leases that expire between 2021 and 2023. The leases have terms ranging from 24-36 months and imputed interest rates between 4.3%-6.5% per annum. As of December 31, 2020, and December 31, 2019, the total recorded liability for these capital leases was $25.5 million and $33.7 million, respectively, with $22.3 million and $20.5 million, respectively, classified as a short-term obligation within Other current liabilities account and $3.2 million and $13.1 million, respectively, classified as long-term obligations within Other liabilities account in the Consolidated Balance Sheets. Total interest expense incurred on these capital leases was $1.5 million, $0.6 million, $0.0 (zero) million, and $0.0 (zero) million during the 2020 Successor Period, 2019 Successor Period, 2018 Successor Period, and 2018 Predecessor Period, respectively, in the Consolidated Statement of Operations. Depreciation of assets held under these capital leases is included within depreciation expense.

The Company also leases certain equipment in Egypt under capital leases that expire between 2020 and 2024. As of December 31, 2020, and December 31, 2019, the total recorded liability for these capital leases was $3.0 million and $0.0 (zero) million, respectively, with $0.7 million and $0.0 (zero) million, respectively, classified as a short-term obligation within Other current liabilities account and $2.3 million and $0.0 (zero) million, respectively, classified as a long-term obligations within Other liabilities account in the Consolidated Balance Sheets. Total interest expense incurred on these capital leases was $0.2 million, $0.0 (zero) million, $0.0 (zero) million, and $0.0 (zero) million during the 2020 Successor Period, 2019 Successor Period, 2018 Successor Period, and 2018 Predecessor Period, respectively, in the Consolidated Statement of Operations. Depreciation of assets held under these capital leases is included within depreciation expense.

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at December 31, 2020 are payable as follows (in US$ thousands):

	As of December 31, 2020
	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2021	$22,500	$1,524	$24,024
2022	3,236	453	3,689
2023	1,810	174	1,984
2024	438	21	459
2025	-	-	-
Thereafter	-	-	-
Total	$27,984	$2,172	$30,156

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at December 31, 2020 are payable as follows (in US$ thousands):

December 31, 2020

2021	$21,665
2022	2,814
2023	1,998
2024	2,003
2025	1,355
Thereafter	3,413
Total	$33,248

The Company recorded rental expense $144.1 million, $114.9 million, $57.8 million, and $19.5 million during the 2020 Successor Period, 2019 Successor Period, 2018 Successor Period, and 2018 Predecessor Period, respectively, in the Consolidated Statement of Operations.

Other commitments

The Company purchases certain property, plant, and equipment using seller-provided installment financing with payment terms extending to 24 months. The amounts due to the vendors at December 31, 2020, and December 31, 2019, were $15.2 million and $6.0 million, respectively. As of December 31, 2020, the Company recorded $11.4 million, $0.6 million, and $3.2 million in Accounts payable, Short-term borrowings, and Other current liabilities, respectively, in the Consolidated Balance Sheet, for amounts due using seller-provided installment financing. As of December 31, 2019, the Company recorded $0.0 (zero), $3.0 million, and $3.0 million in Accounts payable, Other current liabilities, and Other liabilities, respectively, in the Consolidated Balance Sheet, for amounts due using seller-provided installment financing.

The Company had outstanding letters of credit amounting to $16.9 million and $21.2 million as of December 31, 2020 and December 31, 2019, respectively.

In the normal course of business with customers, vendors and others, the Company has entered into off-balance sheet arrangements, such as surety bonds for performance, and other bank issued guarantees which totaled $101.5 million and $99.1 million as of December 31, 2020, and December 31, 2019, respectively. The Company has also entered into cash margin guarantees totaling $3.4 million and $5.8 million at December 31, 2020, and December 31, 2019, respectively. A liability is accrued when a loss is both probable and can be reasonably estimated. None of the off-balance sheet arrangements either has, or is likely to have, a material effect on the Company’s consolidated financial statements.

As of December 31, 2020, and December 31, 2019, the Company had liabilities of $4.0 million and $6.7 million, respectively, on the Consolidated Balance Sheet included in the line item “Other liabilities,” reflecting various liabilities associated with the 2014 acquisition of NPS Bahrain by NPS Holdings Limited.

Legal proceedings

The Company is involved in certain legal proceedings which arise in the ordinary course of business and the outcomes of which are currently subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss are difficult to ascertain. Consequently, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of these disputes. The Company is contesting these claims/disputes and the Company’s management currently believes that provision against these potential claims is not required as the ultimate outcome of these disputes would not have a material impact on the Company’s business, financial condition or results of operations.